Loan receivables, net - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($)	Jan. 31, 2020
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Provision charge	$ 3,468
Reversal		$ (49)	$ (973)
Provision for loan losses during the period	3,470	(50)	$ (970)
Financing Receivables, Equal to Greater than 365 Days Past Due
Loan receivables	796	1,154
Financing Receivables, 180 to 365 Days Past Due
Provision for loan losses during the period	$ 769	$ 1,154
Personal Loans
Number of loans | loan	14	15
Provision for loan losses during the period	$ 371	$ 51
Corporate Loans
Number of loans | loan	11	11
Provision for loan losses during the period	$ 3,144	$ 236
Minimum
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Maximum
Debt Instrument, Interest Rate, Stated Percentage	48.00%